UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6383

Nuveen Michigan Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Michigan Quality Income Municipal Fund (NUM)
	May 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.4% (5.0% of Total Investments)
$ 7,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/17 at 100.00	B–	$ 6,766,584
	Senior Lien Series 2007A, 6.000%, 6/01/34
17,150	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	17,820,048
	Series 2008A, 6.875%, 6/01/42
24,250	Total Consumer Staples			24,586,632
	Education and Civic Organizations – 5.1% (3.4% of Total Investments)
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB–	835,950
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	11/15 at 100.00	B+	1,049,707
	5.750%, 11/01/30
805	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BB+	920,638
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31
	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,
	Kettering University, Series 2001:
1,685	5.500%, 9/01/17 – AMBAC Insured	9/13 at 100.00	N/R	1,686,803
1,150	5.000%, 9/01/26 – AMBAC Insured	9/13 at 100.00	N/R	1,150,012
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	251,740
	Montessori Academy, Series 2007, 6.500%, 12/01/37
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	5,499,450
1,350	Michigan Technological University, General Revenue and Refunding Bonds, Series 2012A,	10/21 at 100.00	A1	1,487,525
	5.000%, 10/01/34
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	AA–	4,085,133
	(WI/DD, Settling 6/12/13)
16,195	Total Education and Civic Organizations			16,966,958
	Health Care – 19.1% (12.8% of Total Investments)
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	4,355,960
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance	6/20 at 100.00	AA–	1,906,146
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	6,094,165
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	2,154,380
4,750	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical	No Opt. Call	A–	4,958,145
	Center, Series 2012A, 5.000%, 6/01/39
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding	8/23 at 100.00	A	4,313,450
	Series 2013, 5.000%, 8/15/31
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A	1,126,110
3,750	5.000%, 11/01/42	11/22 at 100.00	A	4,006,800
3,000	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	3,242,790
	5.000%, 11/15/42
9,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	10,339,512
	5.000%, 12/01/39
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A	175,713
7,300	5.750%, 11/15/39	11/19 at 100.00	A	8,194,542
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Mid-Michigan Obligated	6/19 at 100.00	AA–	4,392,280
	Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	11/13 at 100.00	BBB	1,001,660
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	1,079,270
	2009C, 5.000%, 12/01/48
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	4,107,267
	Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,897,425
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
57,820	Total Health Care			63,345,615
	Housing/Multifamily – 5.4% (3.6% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA+	2,996,134
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
990	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/13 at 100.00	AA–	1,001,167
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,285	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/13 at 100.00	AA–	1,287,724
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A:
1,395	3.375%, 11/01/16 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,437,882
1,405	3.875%, 11/01/17 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,448,710
140	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	10/13 at 100.00	AA	140,132
	10/01/37 – NPFG Insured (Alternative Minimum Tax)
2,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	2,362,859
	4/01/31 – AGM Insured (Alternative Minimum Tax)
325	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	351,117
	5.700%, 10/01/39
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,948,279
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,801,866
	4.625%, 10/01/41
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D:
2,150	3.950%, 10/01/37	4/22 at 100.00	AA	2,122,738
1,000	4.000%, 10/01/42	No Opt. Call	AA	993,120
70	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing	No Opt. Call	N/R	70,000
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A, 6.600%, 6/01/13
17,285	Total Housing/Multifamily			17,961,728
	Housing/Single Family – 1.2% (0.8% of Total Investments)
3,060	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	3,292,376
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
750	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/21 at 100.00	AA+	796,373
	2011A, 4.600%, 12/01/26
3,810	Total Housing/Single Family			4,088,749
	Industrials – 0.1% (0.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB	511,675
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)
	Tax Obligation/General – 47.5% (31.9% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa2	2,666,110
	Refunding Series 2012, 5.000%, 5/01/29
2,200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	2,440,240
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	108,915
	5.000%, 5/01/37 – AGM Insured
3,000	Bloomfield Hills Schools, Oakland County, Michigan, School Building and Site General	5/23 at 100.00	Aaa	3,085,380
	Obligation – Unlimited Tax Bonds, Series 2013, 4.000%, 5/01/39 (WI/DD, Settling 7/02/13)
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA–	1,014,560
500	4.000%, 5/01/33	5/21 at 100.00	AA–	504,555
	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation
	Bonds, Series 2005:
1,000	5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa2	1,081,490
2,250	5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	Aa2	2,417,220
4,257	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	4,805,600
	Bonds, Tender Option Bond Trust 2008-1096, 7.943%, 5/01/32 – NPFG Insured (IF)
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	1,062,574
	Series 2012, 5.000%, 5/01/20
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2011B:
1,200	5.500%, 5/01/36	5/21 at 100.00	AA–	1,353,600
2,190	5.500%, 5/01/41	5/21 at 100.00	AA–	2,457,509
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
2,000	6.000%, 5/01/19 – FGIC Insured	No Opt. Call	Aa2	2,445,780
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,257,697
1,075	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	1,353,855
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,040	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	1,172,870
2,615	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA–	2,964,233
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA–	1,131,100
1,645	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA–	1,855,313
4,850	5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	5,252,938
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	6,177,490
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,995,210
100	0.000%, 12/01/27	No Opt. Call	AAA	63,605
5,305	0.000%, 12/01/29	No Opt. Call	AAA	3,034,142
	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007:
860	5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	982,713
2,000	5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	2,240,780
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,787,957
	5.125%, 5/01/32 – NPFG Insured
3,185	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	Aa2	3,518,183
	AGM Insured
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	211,414
	5.000%, 5/01/35 – AGM Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa2	2,759,458
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
3,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa3	3,951,732
	5.000%, 5/01/21 – NPFG Insured
2,160	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	2,325,845
	5.000%, 5/01/37 – AGM Insured
1,925	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	2,037,362
	5.000%, 5/01/30 – SYNCORA GTY Insured
990	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	1,151,429
	5.000%, 6/01/20
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa2	4,844,960
	5.000%, 12/01/22
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	1,190,970
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa3	3,109,025
	5/01/22 – NPFG Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,553,228
	5.000%, 5/01/25 – AGM Insured
6,820	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	7,444,507
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,724,977
	5.000%, 5/01/22 – NPFG Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,955,382
5,620	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	6,199,085
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	Aa2	1,143,879
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
2,285	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	2,580,428
	Bond Trust 2836, 11.041%, 5/01/15 – AGM Insured (IF)
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	Aa2	834,533
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	1,735,686
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA–	700,218
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	580,387
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA–	873,488
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	595,670
	2012, 5.000%, 5/01/19
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	Aa2	1,064,150
	5/01/27 – AGM Insured
2,100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	2,291,919
	5/01/33 – AGM Insured
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA–	391,762
	2009, 5.125%, 12/01/33 – AGC Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	Aa2	3,349,435
	Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	1,761,698
	5.000%, 5/01/26 – NPFG Insured
1,535	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,685,046
	2007, 5.000%, 5/01/32 – NPFG Insured
3,600	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	3,907,908
	5/01/34 – AGM Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1	2,537,945
	5.000%, 5/01/19 – NPFG Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
1,110	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	1,232,733
2,150	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	2,312,562
2,905	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	BBB+	3,284,684
	6.750%, 11/01/39
	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,
	Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	6/13 at 100.00	A	1,502,550
5,000	5.000%, 12/01/21 – NPFG Insured	6/13 at 100.00	A	5,003,850
6,125	5.000%, 12/01/30 – NPFG Insured	6/13 at 100.00	A	6,140,496
3,850	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	Aa2	4,095,553
	5/01/17 – AGM Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa3	2,092,184
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA–	1,558,928
	Series 2011, 4.500%, 5/01/31 – AGM Insured
150,507	Total Tax Obligation/General			157,948,685
	Tax Obligation/Limited – 17.9% (12.0% of Total Investments)
2,485	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	2,700,450
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	623,017
500	5.000%, 10/01/30	10/21 at 100.00	AA	551,690
500	5.000%, 10/01/31	10/21 at 100.00	AA	549,420
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,116,450
	Series 1998, 5.000%, 4/01/16
170	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	A–	176,003
	5.125%, 5/01/14
4,730	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	5,330,852
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
1,600	5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	Aa3	1,707,456
2,135	5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	2,274,800
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA	3,671,920
7,720	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA	3,802,332
8,040	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	8,611,885
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
10,100	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	10,270,990
7,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	7,605,514
	Michigan State Trunk Line Fund Refunding Bonds, Series 2009:
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,204,602
1,300	5.000%, 11/15/36	11/21 at 100.00	AA+	1,467,518
17,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	3,046,910
	8/01/44 – NPFG Insured
1,930	Taylor Brownfield Redevelopment Authority, Wayne County, Michigan, Tax Increment Bonds, Series	5/15 at 100.00	A	1,896,746
	2005A, 5.000%, 5/01/34 – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB+	1,099,100
	5.000%, 10/01/25
1,570	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,	10/19 at 100.00	BBB+	1,636,019
	Series 2009A-1, 5.000%, 10/01/39
77,980	Total Tax Obligation/Limited			59,343,674
	Transportation – 2.5% (1.7% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	251,197
	2007, 5.000%, 1/01/32
2,345	Wayne County Airport Authority, Michigan, Airport Revenue Bonds, Detroit Metro Wayne County	No Opt. Call	A	2,749,044
	Airport, Series 2012A, 5.000%, 12/01/23
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	5,271,750
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
7,075	Total Transportation			8,271,991
	U.S. Guaranteed – 16.0% (10.8% of Total Investments) (4)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	Aa2 (4)	1,504,382
	Series 2003, 5.000%, 5/01/21 (Pre-refunded 11/01/13)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	999,921
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
1,655	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA– (4)	1,661,521
	7/01/17 (Pre-refunded 7/01/13) – AGM Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	4,041,020
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	1,505,970
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2 (4)	1,427,818
	5.000%, 5/01/21 (Pre-refunded 11/01/13)
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	Aa2 (4)	1,111,541
	Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – AGM Insured
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AA– (4)	1,119,427
	Series 2003A, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – AGM Insured
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004:
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	521,740
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	521,740
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	Aa2 (4)	4,139,766
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured
3,630	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	N/R (4)	3,857,855
	5.000%, 10/01/19 (Pre-refunded 10/01/14)
1,060	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	N/R (4)	1,126,536
	5.000%, 10/01/23 (Pre-refunded 10/01/14)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	11/13 at 100.00	Aaa	3,473,321
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	462,481
1,600	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,741,104
835	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	908,639
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
4,435	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	4,821,998
2,680	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	2,913,857
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22	10/13 at 100.00	A1 (4)	1,132,729
	(Pre-refunded 10/01/13) – NPFG Insured
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	Aa2 (4)	1,043,700
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	Aa2 (4)	4,528,703
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 (Pre-refunded 5/01/14) – FGIC Insured
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
170	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	233,861
1,530	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	2,104,745
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	4,718,936
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,490,536
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
49,835	Total U.S. Guaranteed			53,113,847
	Utilities – 9.0% (6.1% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
390	5.000%, 7/01/28	7/18 at 100.00	AA–	422,015
8,250	5.000%, 7/01/32	7/18 at 100.00	AA–	8,961,563
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 4700:
1,110	18.296%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,619,934
1,700	18.141%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	2,480,980
3,500	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,698,625
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	1,992,654
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	2,241,576
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	2,438,417
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA–	323,344
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	A1	4,696,421
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/13 at 100.00	Ba1	989,871
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
25,790	Total Utilities			29,865,400
	Water and Sewer – 17.6% (11.8% of Total Investments)
3,500	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA–	3,700,025
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured
175	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding, Series	No Opt. Call	A	178,168
	2006D, 5.000%, 7/01/33 – NPFG Insured
190	Detroit Water Supply System, Michigan, Water Supply System Revenue Refunding Second Lien	No Opt. Call	AA–	193,439
	Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured
10,100	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series	7/16 at 100.00	AA–	10,271,091
	2006A, 5.000%, 7/01/34 – AGM Insured
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
1,085	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	1,095,742
135	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	135,563
305	Detroit, Michigan, Second Lien Water Supply System Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	A	305,009
	7/01/34 – NPFG Insured
4,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	4,583,680
	7/01/29 – FGIC Insured
1,965	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA	1,970,345
	7/01/17 – AGM Insured
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+	1,502,520
	7/01/25 – NPFG Insured
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	472,451
	7/01/36 – BHAC Insured
5,350	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	5,608,084
1,060	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011C, 5.000%, 7/01/41	No Opt. Call	A+	1,093,369
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,418,751
	NPFG Insured
1,190	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	1,318,865
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA	2,876,493
	AGC Insured
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,308,480
1,135	5.000%, 10/01/32	10/22 at 100.00	AAA	1,306,079
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	615,096
	5.000%, 10/01/19
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,103,390
	5.000%, 10/01/19
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	95,371
	5.000%, 10/01/23
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
500	5.000%, 10/01/23	10/17 at 100.00	AAA	580,420
2,000	5.000%, 10/01/24	10/17 at 100.00	AAA	2,315,240
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	Aa3	8,981,689
	NPFG Insured
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A	544,450
1,500	5.625%, 10/01/40	10/21 at 100.00	A	1,648,335
1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	1,537,785
	6.000%, 7/01/44
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	768,369
	NPFG Insured
54,665	Total Water and Sewer			58,528,299
$ 485,712	Total Investments (cost $458,827,200) – 148.8%			494,533,253
	Floating Rate Obligations – (2.0)%			(6,625,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (4.9)% (6)			(16,313,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (42.7)% (6)			(141,800,000)
	Other Assets Less Liabilities – 0.8%			2,557,542
	Net Assets Applicable to Common Shares – 100%			$ 332,352,795

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$494,533,253	$ —	$494,533,253

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $452,515,064.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$36,642,587
Depreciation	(1,249,406)
Net unrealized appreciation (depreciation) of investments	$35,393,181

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 3.3% and 28.7%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2013